INTERESTS IN JOINT ARRANGEMENTS (Details Textual) $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 13, 2021 USD ($)	Jan. 12, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2022	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)
Forestal Arauco S.A. [Member] | Agricola Fresno Spa [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations	$ 1,000
Percentage of interests in joint operation	50.00%
Capital commitment to joint venture						$ 7,452	$ 31,998
Proportion of ownership interest after subsequent contribution							50.00%
Eka Chile S.A [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation					50.00%
E2E S.A. [Member] | Maderas Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations			$ 7,759	$ 5,925,000
Unilin Arauco Pisos Ltda. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Proportion of ownership Interest In Joint operation disposed		50.00%
Loss on disposal of ownership Interest in Joint operation		$ 431
Joint operation parties joint obligation to pulp purchases					100.00%
Sonae Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation					50.00%